Organization and nature of operations (Tables)	12 Months Ended
Dec. 31, 2015
Organization and nature of operations [Abstract]
Accompanying Consolidated Financial Statements Include Financial Statements of Company, Subsidiaries, Variable Interest Entity ("VIE") and VIE's Subsidiaries

Name of entities	Place of incorporation	Date of incorporation	Relationship	% of direct or indirect economic ownership	Principal activities

Shenzhen Xunlei Networking Technologies, Co., Ltd (“Shenzhen Xunlei”).	China	January 2003	VIE	100%	Development of software, provision of online and related advertising, membership subscription and online game services; as well as sales of software licenses

Giganology (Shenzhen) Co. Ltd (“Giganology Shenzhen”)..	China	June 2005	Subsidiary	100%	Development of computer software and provision of information technology services to related companies

Shenzhen Fengdong Networking Technologies, Co., Ltd (“Fengdong”)	China	December 2005	VIE's subsidiary	100%	Development of software for related companies

Shenzhen Xunlei Kankan Information Technologies Co., Ltd (formerly known as “155 Networking (Shenzhen) Co., Ltd”).	China	August 2008	VIE's subsidiary	100%	Development of software for related companies (note a)

Xunlei Software (Beijing) Co., Ltd (“Xunlei Beijing”).	China	June 2009	VIE's subsidiary	100%	Development of software for related companies

Xunlei Software (Shenzhen) Co., Ltd (“Xunlei Software”).	China	January 2010	VIE's subsidiary	100%	Provision of software technology development for related companies

Xunlei Software (Nanjing) Co., Ltd (“Xunlei Nanjing”)	China	January 2010	VIE's subsidiary	100%	Development of computer software and online games for related companies and provision of advertising services (note b)

Xunlei Games Development (Shenzhen) Co., Ltd.	China	February 2010	VIE's subsidiary	70%	Development of online game and computer software for related companies and provision of advertising services

Xunlei Network Technologies Limited (“Xunlei BVI”)	British Virgin Islands	February 2011	Subsidiary	100%	Holding company

Xunlei Network Technologies Limited (“Xunlei HK”)	Hongkong	March 2011	Subsidiary	100%	Development computer software of related companies and provision of advertising services

Xunlei Computer (Shenzhen) Co., Ltd (“Xunlei Computer”)	China	November 2011	Subsidiary	100%	Development of computer software and provision of information technology services to related companies

Shenzhen Onething Technologies Co., Ltd (“One Thing”)	China	September 2013	VIE's subsidiary	100%	Development of computer software and provision of information technology services to related companies

Wangxin Century Technologies (Beijing) Co., Ltd ("Beijin Wangxin")	China	October 2015	VIE's subsidiary	100%	Development of computer software and provision of information technology services

Note a:	Xunlei Kankan was disposed in 2015, see note 3 for further discussion.

Note b:	In January 2011, the equity owners of Xunlei Nanjing resolved to liquidate the entity. In May 2012, Xunlei Nanjing was approved to be de-registered by the relevant government authorities. There was no significant financial impact to the consolidated financial statements of the Group.

Note c:	The English names of the PRC companies represent management's translation of the Chinese names of these companies as these companies have not adopted formal English names.